(21) Discontinued Operations	3 Months Ended
Dec. 31, 2013
Notes
(21) Discontinued Operations

(21)         DISCONTINUED OPERATIONS

SecureAlert entered into a Stock Purchase Agreement to sell to a former principal all of the issued and outstanding stock of Court Programs Inc. (“Court Programs”), effective January 1, 2013.  Court Programs were components of the Company’s consolidated entity, and as a result of the sale, these financial statements include the applicable discontinued operations reporting treatment.

Since the sale of Court Programs was effective January 1, 2013, there were no effect to the assets and liabilities of Court Programs reported as discontinued operations for the three months ended December 31, 2013 and fiscal year ended September 30, 2013, respectively:

A summary of the operating results of discontinued operations for the three months ended December 31, 2013 and 2012 are as follows:

	December 31,	December 31,
	2013	2012
Revenues	$ -	$ 477,298
Cost of revenues	-	(163,487)
Gross profit	-	313,811
Selling, general and administrative	-	(319,976)
Loss from operations	-	(6,165)
Other expense	-	(295)
Net loss from discontinued operations	$ -	$ (6,460)